Property, equipment, and right of use assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property and equipment
Property, plant and equipment at beginning of period	$ 23,506,000	$ 16,667,000
Transfers from inventory	17,797,000	14,988,000
Property, plant and equipment at end of period	33,497,000	23,506,000
Payment made in cash to acquire rental equipment	9,161,000	5,046,000
Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	45,051,000	32,298,000
Transfers from inventory	17,797,000	14,988,000
Additions	2,836,000	4,052,000
Acquisitions	10,133,000	4,625,000
Disposals and write offs	(18,670,000)	(10,912,000)
Property, plant and equipment at end of period	57,148,000	45,051,000
Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(21,545,000)	(15,631,000)
Depreciation	20,453,000	16,212,000
Disposals and write offs	18,347,000	10,298,000
Property, plant and equipment at end of period	(23,650,000)	(21,545,000)
Rental equipment
Property and equipment
Property, plant and equipment at beginning of period	14,727,000	10,257,000
Property, plant and equipment at end of period	20,496,000	14,727,000
Rental equipment | Equipment loans
Property and equipment
Equipment loans obtained to acquire rental equipment	9,602,000	10,049,000
Payment made in cash to acquire rental equipment	8,195,000	4,939,000
Rental equipment | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	31,146,000	22,568,000
Transfers from inventory	17,797,000	14,988,000
Acquisitions	3,952,000	2,740,000
Disposals and write offs	(15,954,000)	(9,150,000)
Property, plant and equipment at end of period	36,941,000	31,146,000
Rental equipment | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(16,419,000)	(12,311,000)
Depreciation	15,980,000	13,213,000
Disposals and write offs	15,954,000	9,105,000
Property, plant and equipment at end of period	(16,445,000)	(16,419,000)
Office furniture and fixtures
Property and equipment
Property, plant and equipment at beginning of period	99,000	169,000
Property, plant and equipment at end of period	259,000	99,000
Office furniture and fixtures | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	482,000	504,000
Additions	11,000	19,000
Acquisitions	218,000	3,000
Disposals and write offs	(262,000)	(44,000)
Property, plant and equipment at end of period	449,000	482,000
Office furniture and fixtures | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(383,000)	(335,000)
Depreciation	66,000	92,000
Disposals and write offs	259,000	44,000
Property, plant and equipment at end of period	(190,000)	(383,000)
Land
Property and equipment
Property, plant and equipment at end of period	160,000
Land | Gross receivable
Property and equipment
Additions	20,000
Acquisitions	140,000
Property, plant and equipment at end of period	160,000
Leasehold improvements
Property and equipment
Property, plant and equipment at beginning of period	1,067,000	1,055,000
Property, plant and equipment at end of period	1,835,000	1,067,000
Leasehold improvements | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	1,498,000	1,364,000
Additions	191,000	88,000
Acquisitions	802,000	54,000
Disposals and write offs	(60,000)	(8,000)
Property, plant and equipment at end of period	2,431,000	1,498,000
Leasehold improvements | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(431,000)	(309,000)
Depreciation	191,000	131,000
Disposals and write offs	26,000	9,000
Property, plant and equipment at end of period	(596,000)	(431,000)
Right of use assets, Vehicles
Property and equipment
Property, plant and equipment at beginning of period	2,540,000	1,690,000
Property, plant and equipment at end of period	2,658,000	2,540,000
Right of use assets, Vehicles | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	4,175,000	2,872,000
Additions	508,000	1,385,000
Acquisitions	1,274,000	302,000
Disposals and write offs	(1,177,000)	(384,000)
Property, plant and equipment at end of period	4,780,000	4,175,000
Right of use assets, Vehicles | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(1,635,000)	(1,182,000)
Depreciation	1,477,000	789,000
Disposals and write offs	990,000	336,000
Property, plant and equipment at end of period	(2,122,000)	(1,635,000)
Right of use assets, Real estate
Property and equipment
Property, plant and equipment at beginning of period	5,073,000	3,496,000
Property, plant and equipment at end of period	8,089,000	5,073,000
Right of use assets, Real estate | Gross receivable
Property and equipment
Property, plant and equipment at beginning of period	7,750,000	4,990,000
Additions	2,106,000	2,560,000
Acquisitions	3,747,000	1,526,000
Disposals and write offs	(1,217,000)	(1,326,000)
Property, plant and equipment at end of period	12,387,000	7,750,000
Right of use assets, Real estate | Accumulated depreciation/amortization
Property and equipment
Property, plant and equipment at beginning of period	(2,677,000)	(1,494,000)
Depreciation	2,738,000	1,987,000
Disposals and write offs	1,118,000	804,000
Property, plant and equipment at end of period	$ (4,297,000)	$ (2,677,000)